UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Virginia Tax-Free Bond Fund

Investor Class (PRVAX)

This semi-annual shareholder report contains important information about Virginia Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Tax-Free Bond Fund - Investor Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,307,173
Number of Portfolio Holdings	339

Portfolio Turnover Rate	10.4%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	15.5%
AA Rated	51.4
A Rated	8.5
BBB Rated	11.4
BB Rated and Below	1.4
Not Rated	10.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.9%
Transportation	21.5
Education	8.9
Special Tax	8.5
Water & Sewer	7.0
Housing	6.9
General Obligations - Local	6.8
Leasing	6.3
Prerefunded	3.7
Other	8.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F48-053 10/24

Virginia Tax-Free Bond Fund

Investor Class (PRVAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Virginia Tax-Free Bond Fund

I Class (TFBVX)

This semi-annual shareholder report contains important information about Virginia Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Tax-Free Bond Fund - I Class	$22	0.43%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,307,173
Number of Portfolio Holdings	339

Portfolio Turnover Rate	10.4%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	15.5%
AA Rated	51.4
A Rated	8.5
BBB Rated	11.4
BB Rated and Below	1.4
Not Rated	10.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.9%
Transportation	21.5
Education	8.9
Special Tax	8.5
Water & Sewer	7.0
Housing	6.9
General Obligations - Local	6.8
Leasing	6.3
Prerefunded	3.7
Other	8.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F1093-053 10/24

Virginia Tax-Free Bond Fund

I Class (TFBVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRVAX Virginia Tax-Free Bond
Fund
TFBVX Virginia Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Virginia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 11.23 $ 10.93 $ 12.09 $ 12.34 $ 12.49 $ 11.80
Investment activities
Net investment
income
(1)(2)
0.18 0.35 0.30 0.27 0.30 0.33
Net realized and
unrealized gain/
loss 0.10 0.29 (1.16) (0.24) (0.15) 0.69
Total from
investment
activities 0.28 0.64 (0.86) 0.03 0.15 1.02
Distributions
Net investment
income (0.18) (0.34) (0.30) (0.27) (0.30) (0.33)
Net realized gain — — —
(3)
(0.01) — —
(3)
Total distributions (0.18) (0.34) (0.30) (0.28) (0.30) (0.33)
NET ASSET
VALUE
End of period $ 11.33 $ 11.23 $ 10.93 $ 12.09 $ 12.34 $ 12.49

T. ROWE PRICE Virginia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(4)
2.54% 5.99% (7.08)% 0.20% 1.24% 8.80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.55%
(5)
0.55% 0.56% 0.51% 0.50% 0.51%
Net expenses
after waivers/
payments by Price
Associates 0.55%
(5)
0.55% 0.56% 0.51% 0.50% 0.51%
Net investment
income 3.26%
(5)
3.16% 2.72% 2.18% 2.45% 2.74%
Portfolio turnover
rate 10.4% 28.5% 30.2% 15.6% 22.1% 10.0%
Net assets, end of
period (in millions) $674 $653 $675 $1,045 $1,299 $1,254
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Virginia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 11.23 $ 10.93 $ 12.09 $ 12.34 $ 12.49 $ 11.80
Investment
activities
Net investment
income
(1)(2)
0.19 0.36 0.32 0.29 0.31 0.34
Net realized and
unrealized gain/
loss 0.10 0.29 (1.17) (0.24) (0.15) 0.70
Total from
investment
activities 0.29 0.65 (0.85) 0.05 0.16 1.04
Distributions
Net investment
income (0.19) (0.35) (0.31) (0.29) (0.31) (0.35)
Net realized gain — — —
(3)
(0.01) — —
(3)
Total distributions (0.19) (0.35) (0.31) (0.30) (0.31) (0.35)
NET ASSET
VALUE
End of period $ 11.33 $ 11.23 $ 10.93 $ 12.09 $ 12.34 $ 12.49

T. ROWE PRICE Virginia Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(4)
2.61% 6.12% (6.95)% 0.31% 1.34% 8.91%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.43%
(5)
0.43% 0.42% 0.40% 0.41% 0.41%
Net expenses
after waivers/
payments by
Price Associates 0.43%
(5)
0.43% 0.42% 0.40% 0.41% 0.41%
Net investment
income 3.38%
(5)
3.28% 2.86% 2.29% 2.55% 2.82%
Portfolio turnover
rate 10.4% 28.5% 30.2% 15.6% 22.1% 10.0%
Net assets, end
of period (in
thousands) $632,772 $613,537 $588,394 $628,110 $342,628 $329,479
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Virginia Tax-Free Bond Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
DISTRICT OF COLUMBIA  12.7%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,498
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,205
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 5,000 5,122
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,939
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,387
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1) 1,500 1,515
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (Prerefunded 10/8/24) (1)(2) 2,530 2,534
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (Prerefunded 10/8/24) (1)(2) 4,000 4,006
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,167
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,180
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 2,003
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 20,940 21,888
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,562
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 5,016
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/45 (1) 4,165 4,534
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,000 6,400
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 8,111
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/37  2,470 2,540
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/38  2,565 2,626
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,543
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,095
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/40 (1) 5,000 5,050

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (3) 4,000 3,023
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,067
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,063
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,115
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  2,250 2,375
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 15,590
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,049
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 6,212
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 4.375%, 7/15/59  4,150 4,120
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  5,600 6,144
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 7,396
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  4,000 4,384
166,459
ILLINOIS  0.1%
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.85%, 7/15/55  1,000 1,000
1,000
NORTH CAROLINA  0.0%
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., Series B, VRDN, 3.80%, 2/15/31  350 350
350
PUERTO RICO  5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (4) 4,612 2,917
Puerto Rico Commonwealth, GO, VR, 11/1/51 (4) 4,762 3,048
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 2,545 2,664
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,127
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,119
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  2,151 2,120

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,324
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  724 729
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,356
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,105
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7) 30 16
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (6)(7) 2,775 1,492
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (6)
(7) 365 196
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (6)
(7) 1,100 591
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(7) 50 27
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(7) 105 56
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(7) 115 62
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(7) 150 81
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(7) 600 322
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(7) 195 105
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(7) 240 129
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(7) 30 16
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(7) 1,420 763
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(7) 145 78
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(7) 125 67
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(7) 55 30
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(7) 145 78
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(7) 115 62
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(7) 35 19
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(7) 65 35

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (6)
(7) 630 339
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(7) 50 27
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(7) 550 296
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(7) 140 75
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(7) 50 27
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 15,058
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,455 5,477
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,359 13,192
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,258
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 881
66,364
VIRGINIA  81.1%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,764
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 3.80%, 10/1/48  9,185 9,185
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  2,800 2,641
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,643
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 410
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 426
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 266
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,502
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  7,285 6,020
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,945
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (2) 1,995 2,045
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (2) 7,540 7,728
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (2) 1,000 1,025
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  1,645 1,617
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 2,109

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Arlington County, GO, 4.00%, 6/15/36  5,000 5,195
Arlington County, GO, 5.00%, 6/15/39  7,000 7,931
Arlington County, GO, 5.00%, 6/15/40  1,710 1,903
Arlington County IDA, Park Shirlington Apartments, 5.00%,
1/1/26  5,200 5,346
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  18,855 16,831
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  10,810 10,516
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 825
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,819
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  580 581
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  5,100 5,102
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 707
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (5) 175 176
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (5) 1,320 1,327
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (5) 2,180 2,185
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 2,200 2,249
Chesapeake Expressway Toll Road, 4.00%, 7/15/47 (3) 16,500 15,954
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (3) 4,330 4,794
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47
(Prerefunded 10/11/24) (2) 10,470 10,490
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  3,875 4,023
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/31  1,490 1,606
Chesterfield County Economic Dev. Auth., Mobility Projects,
4.00%, 4/1/50  5,000 4,880
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,495
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,591
Fairfax County, Series A, GO, 4.00%, 10/1/38  4,245 4,536
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36 (Prerefunded 10/1/24) (2) 7,060 7,211
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42 (Prerefunded 10/1/24) (2) 4,350 4,443
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,611
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 9,275
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 4,010
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/34 (Prerefunded 4/1/26) (2) 55 56

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (2) 4,565 4,669
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (2) 1,200 1,227
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 5,198
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,500 7,543
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  10,000 9,954
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,154
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,535
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,397
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,602
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,228
Fairfax County Sewer, 5.00%, 7/15/44  5,650 5,835
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,923
Fairfax County Sewer, Series A, 5.00%, 7/15/46  7,390 8,029
Fairfax County Water Auth., 4.00%, 4/1/54  3,740 3,681
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,876
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,362
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,151
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (3) 15,220 16,254
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,000
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,690 1,691
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,601
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 425
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,250
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 3,330
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (2) 3,750 3,814
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (2) 1,500 1,526
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (2) 2,000 2,034

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (2) 5,630 5,726
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,810
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  16,965 17,565
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 1,956
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 2,973
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,815
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (2) 2,785 3,050
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 7,318
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (5) 1,505 1,500
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (5) 1,565 1,560
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (5) 255 253
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (5) 625 616
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (5) 4,135 3,716
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (5) 4,510 3,745
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,358
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 4,019
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 4,460
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,830 4,969
Henrico County Economic Dev. Auth., Westminster Canterbury
PRO, 5.00%, 10/1/37  1,500 1,546
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,201
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,590 1,672
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  4,735 4,940
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,407

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (3) 2,010 2,118
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (3) 6,805 7,421
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/35  1,015 995
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/40  1,155 1,057
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,100 908
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 944
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 2,990
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  500 502
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,100 2,748
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  6,700 5,512
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,525 1,532
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38  670 667
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  1,120 1,079
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  2,310 2,117
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,217
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,054
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,329
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,552
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 5,994
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 5,231
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 10,087
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 935
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,174
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  11,820 11,873
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,000 6,718
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,143
Louisa IDA, Series C, VRDN, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,343
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 993
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 9,609

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,030 4,848
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 3.90%, 1/1/47  2,040 2,040
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  11,000 8,680
Manassas, GO, 2.00%, 1/1/38  1,490 1,146
Manassas, GO, 2.00%, 1/1/40  1,700 1,223
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,777
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,047
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,563
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,609
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,080 6,145
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (2) 1,050 1,105
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (2) 2,300 2,422
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  165 164
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,325 2,513
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,869
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 466
Norfolk Water, Series A, 5.25%, 11/1/44  18,250 18,298
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  690 692
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,150 4,146
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,935 4,748
Richmond, Series A, GO, 4.00%, 9/1/42  3,185 3,241
Richmond, Series A, GO, 4.00%, 9/1/43  2,330 2,361
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 5,561
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,000 832
Richmond Public Utility Revenue, Series C, 4.00%, 1/15/45  1,000 1,002
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,518
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  8,405 9,657
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  14,595 12,003
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,000 2,094

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,260
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,202
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,235
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,065
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 686
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 358
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,967
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,011
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  7,425 7,426
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,215
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,170
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,050 2,169
Virginia, Series A, GO, 4.00%, 6/1/43  4,615 4,797
Virginia, Series A, GO, 4.00%, 6/1/44  4,800 4,949
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,102
Virginia College Building Auth., 5.00%, 3/1/49  6,150 6,789
Virginia College Building Auth., 5.00%, 3/1/54  12,055 13,216
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,587
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,211
Virginia College Building Auth., Series A, 4.00%, 9/1/52  5,070 4,933
Virginia College Building Auth., Series D, 3.15%, 2/1/28  4,400 4,374
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/38  1,165 1,189
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  5,000 5,012
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,000 2,255
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  12,000 12,051
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  2,540 2,536
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (8) 7,965 8,827
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 13,058
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,017

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,324
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  6,000 5,987
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,698
Virginia Commonwealth Univ. Health System Auth., Series A,
4.00%, 7/1/54  6,125 5,845
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,243
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 3.80%, 7/1/37  3,120 3,120
Virginia HDA, Series A, 4.60%, 9/1/49  2,000 2,014
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,786
Virginia HDA, Series C, 4.65%, 12/1/44  750 759
Virginia HDA, Series C, 4.70%, 7/1/43  1,680 1,720
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 1,021
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,547
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,800
Virginia HDA, Series D, 4.50%, 8/1/43  2,260 2,280
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,204
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 1,009
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,599
Virginia HDA, Series E-2, 4.55%, 10/1/49  3,500 3,521
Virginia HDA, Series E-2, 4.60%, 10/1/54  2,000 1,989
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,209
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,169
Virginia HDA, Series G, 4.90%, 11/1/42  500 518
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,653
Virginia HDA, Series G, 5.25%, 11/1/57  4,985 5,154
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,742
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 721
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,176
Virginia HDA, Series K, 2.55%, 12/1/46  6,450 4,664
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,630
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  4,785 4,562
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  8,210 8,217
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,149
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,927
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,042
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  8,315 9,292

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (2) 10 11
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 3,485 3,543
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,550
Virginia Resources Auth., Series A, 5.00%, 11/1/54  4,700 5,219
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,047
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 574
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,417
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,527
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,714
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,617
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,330 1,331
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,000 9,865
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 9,400 9,114
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,298
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  3,190 3,064
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 11,730 10,784
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  9,105 8,133
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,703
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 5,175 5,419
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 11,565 11,984
Virginia Small Business Fin. Auth., Covanta Project, VRDN,
5.00%, 1/1/48 (Tender 7/1/38) (1)(5) 1,700 1,700
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,900
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 2,465 2,641
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 3,680 3,940
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,750 2,935
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,166
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,247
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,234
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,025 7,251
Virginia Small Business Fin. Auth., Pure Salmon Virginia,
VRDN, 5.00%, 11/1/52 (Tender 11/15/24) (1) 5,000 5,002

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 2,375 2,524
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 6,000 6,238
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  5,470 5,626
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  5,000 5,117
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 2,000 2,036
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,784
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 13,730 13,909
West Falls CDA, Series A, 5.375%, 9/1/52 (5) 3,750 3,824
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.00%, 7/1/48 (3) 2,715 2,639
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (3) 3,555 3,498
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (3) 4,140 4,167
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (3) 2,435 2,660
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 256
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,292
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,290
1,059,868
Total Investments in Securities
99.0% of Net Assets
(Cost $1,301,722) $ 1,294,041
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $23,266 and represents 1.8% of net assets.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Non-income producing
(8) Insured by National Public Finance Guarantee Corporation
(9) Escrowed to maturity
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,301,722) $ 1,294,041
Interest receivable 14,830
Receivable for shares sold 731
Cash 20
Other assets 31
Total assets 1,309,653
Liabilities
Payable for shares redeemed 1,454
Investment management fees payable 424
Due to affiliates 37
Payable to directors 1
Other liabilities 564
Total liabilities 2,480
NET ASSETS $ 1,307,173
Net Assets Consist of:
Total distributable earnings (loss) $ (67,469)
Paid-in capital applicable to 115,348,455 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 1,374,642
NET ASSETS $ 1,307,173
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $674,401; Shares outstanding: 59,514,605) $ 11.33
I Class
(Net assets: $632,772; Shares outstanding: 55,833,850) $ 11.33

T. ROWE PRICE Virginia Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 24,477
Expenses
Investment management 2,470
Shareholder servicing
Investor Class $ 444
I Class 49 493
Prospectus and shareholder reports
Investor Class 14
I Class 3 17
Custody and accounting 111
Legal and audit 43
Registration 25
Directors 2
Miscellaneous 17
Total expenses 3,178
Net investment income 21,299
Realized and Unrealized Gain / Loss –
Net realized loss on securities (3,454)
Change in net unrealized gain / loss on securities 15,030
Net realized and unrealized gain / loss 11,576
INCREASE IN NET ASSETS FROM OPERATIONS $ 32,875

T. ROWE PRICE Virginia Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 21,299 $ 40,014
Net realized loss (3,454) (18,587)
Change in net unrealized gain / loss 15,030 50,105
Increase in net assets from operations 32,875 71,532
Distributions to shareholders
Net earnings
Investor Class (10,535) (20,388)
I Class (10,302) (19,065)
Decrease in net assets from distributions (20,837) (39,453)
Capital share transactions
*
Shares sold
Investor Class 79,127 180,302
I Class 52,110 95,453
Distributions reinvested
Investor Class 9,634 18,309
I Class 7,503 13,465
Shares redeemed
Investor Class (73,416) (236,876)
I Class (46,232) (99,364)
Increase (decrease) in net assets from capital
share transactions 28,726 (28,711)
Net Assets
Increase during period 40,764 3,368
Beginning of period 1,266,409 1,263,041
End of period $ 1,307,173 $ 1,266,409
*Share information (000s)
Shares sold
Investor Class 7,055 16,683
I Class 4,646 8,722
Distributions reinvested
Investor Class 861 1,671
I Class 671 1,228
Shares redeemed
Investor Class (6,551) (21,911)
I Class (4,122) (9,123)
Increase (decrease) in shares outstanding 2,560 (2,730)

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-
grade Virginia municipal bonds. The fund has two classes of shares: the
Virginia Tax-Free Bond Fund (Investor Class) and the Virginia Tax-Free Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $163,482,000 and
$130,311,000, respectively, for the six months ended August 31, 2024.

T. ROWE PRICE Virginia Tax-Free Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$59,247,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,301,755,000. Net unrealized loss aggregated $7,714,000 at period-end, of which $22,160,000 related to appreciated investments and $29,874,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Virginia Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $139,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Virginia Tax-Free Bond Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Virginia Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Virginia Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Virginia Tax-Free Bond Fund

fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F48-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024